(14) INTANGIBLE ASSETS (Details 6) - Business combinations [Member] - RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2016 BRL (R$)
Statement Line Items [Line Items]
Net operating revenue	R$ 522,677
Losses	R$ (27,687)